RETIREMENT-RELATED BENEFITS - Investment Strategy (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 52,694	$ 51,405	$ 51,716
U.S. | Personal Pension Plan (PPP) | Qualified Plans
Investment Policies And Strategies
Fair Value of plan assets	$ 52,694	51,405
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	12.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	79.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	4.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 4,683
Commitments for future investments in private markets	1,845
Non-U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 40,798	$ 36,020	$ 35,748
Non-U.S. | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	23.00%
Non-U.S. | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	62.00%
Non-U.S. | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
Non-U.S. | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	12.00%